Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		IFRS 15 [member]	IFRS9 [member]	Common shares [member]	Retained earnings [member] [1]	Retained earnings [member] IFRS 15 [member]	[5]	Retained earnings [member] IFRS9 [member]	[1]	Other reserves [member]		Total common equity [member]	Total common equity [member] IFRS 15 [member]	[5]	Total common equity [member] IFRS9 [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Total common and preferred equity [member] IFRS 15 [member]	[5]	Total common and preferred equity [member] IFRS9 [member]	Non-controlling interests [member]		Non-controlling interests [member] IFRS9 [member]	Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Available- for-sale securities [member] Accumulated other comprehensive income (loss) [member]	Available- for-sale securities [member] Accumulated other comprehensive income (loss) [member] IFRS9 [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member] IFRS9 [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member] IFRS9 [member]	Cash flow hedging reserve [member] Accumulated other comprehensive income (loss) [member]	Other [member] Accumulated other comprehensive income (loss) [member] [2]
Beginning Balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Oct. 31, 2017					$ (610)
Beginning Balance (Balance After IFRS Adjustments [member]) at Oct. 31, 2017		$ 61,015				$ 15,644	$ 37,553					$ 116		$ 54,941				$ 4,579	$ 59,520				$ 1,495			$ 1,861			$ 184		$ (179)		$ 235	$ (473)
Beginning Balance at Oct. 31, 2017		61,625				15,644	38,117			$ (564)		116		55,454			$ (513)	4,579	60,033			$ (513)	1,592		$ (97)	1,861	$ (46)	$ 46		$ 184		$ (179)	235	(473)
Statement [Line Items]
Net income		8,724					8,361							8,361				187	8,548				176
Other comprehensive income (loss)		(804)												(693)					(693)				(111)			(477)			(252)		53		(356)	339
Total comprehensive income		7,920					8,361							7,668				187	7,855				65			(477)			(252)		53		(356)	339
Shares/instruments issued		2,989				2,708						(19)		2,689				300	2,989
Shares repurchased/redeemed		(1,327)				(118)	(514)							(632)				(695)	(1,327)
Dividends and distributions paid to equity holders		(4,371)					(3,985)							(3,985)				(187)	(4,172)				(199)
Share-based payments	[3]	6										6		6					6
Other		1,448					(1)					301	[4]	357					357				1,091	[4]		57
Ending Balance (Previously stated [member]) at Oct. 31, 2018		67,680				18,234	41,414					404		61,044				4,184	65,228				2,452			1,441			(68)		(126)		(121)	(134)
Ending Balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Oct. 31, 2018	[5]			$ (58)
Ending Balance (Balance After IFRS Adjustments [member]) at Oct. 31, 2018		67,622				18,234	41,356					404		60,986				4,184	65,170				2,452			1,441			(68)		(126)		(121)	(134)
Ending Balance at Oct. 31, 2018		67,680				18,234	41,414	$ (58)				404		61,044	$ (58)			4,184	65,228	$ (58)			2,452			1,441			(68)		(126)		(121)	(134)
Statement [Line Items]
Net income		8,798					8,208							8,208				182	8,390				408
Other comprehensive income (loss)		(625)												(422)					(422)				(203)			(641)			105		71		771	(728)
Total comprehensive income		8,173					8,208							7,786				182	7,968				205			(641)			105		71		771	(728)
Shares/instruments issued		218				255						(37)		218					218
Shares repurchased/redeemed		(1,375)				(225)	(850)							(1,075)				(300)	(1,375)
Dividends and distributions paid to equity holders		(4,592)					(4,260)							(4,260)				(182)	(4,442)				(150)
Share-based payments	[3]	7										7		7					7
Other		139					(15)					(9)		(24)					(24)				163	[4]
Ending Balance at Oct. 31, 2019		70,192				18,264	44,439					365		63,638				3,884	67,522				2,670			800			37		(55)		650	(862)
Statement [Line Items]
Net income		6,853	[6]				6,582							6,582				196	6,778				75
Other comprehensive income (loss)		(2,836)												(2,668)					(2,668)				(168)			(2,128)			293		(81)		(11)	(741)
Total comprehensive income		4,017					6,582							3,914				196	4,110				(93)			(2,128)			293		(81)		(11)	(741)
Shares/instruments issued		1,739				59						(9)		50				1,689	1,739
Shares repurchased/redeemed		(679)				(84)	(330)							(414)				(265)	(679)
Dividends and distributions paid to equity holders		(4,707)					(4,363)							(4,363)				(196)	(4,559)				(148)
Share-based payments	[3]	5										5		5					5
Other		(64)					17					(1)		(11)					(11)				(53)	[4]							(27)
Ending Balance at Oct. 31, 2020		$ 70,503				$ 18,239	$ 46,345					$ 360		$ 62,819				$ 5,308	$ 68,127				$ 2,376			$ (1,328)			$ 330		$ (163)		$ 639	$ (1,603)

[1]	Includes undistributed retained earnings of $64 (2019—$61; 2018—$62) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits and Own credit risk.
[3]	Represents amounts on account of share-based payments (refer to Note 26).
[4]	Includes changes to non-controlling interests arising from business combinations and related transactions.
[5]	Refer to Note 4 for a summary of the adjustments on initial application of IFRS 15.
[6]	The amounts for the year ended October 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).